Basis of Preparation - Group statement of changes in equity (Detail) - GBP (£) £ in Millions		12 Months Ended
		Mar. 31, 2018		Mar. 31, 2017	Mar. 31, 2016
Statements [Line Items]
Beginning balance	[1]	£ 8,335		£ 10,112	£ 681
Profit for the year	[1]	2,032	[2]	1,908	2,466
Other comprehensive income (loss) – before tax	[1]	1,139		(1,671)	1,163
Tax on other comprehensive income (loss)	[1]	(262)		445	(235)
Transferred to the income statement	[1]	277	[2]	(938)	(230)
Comprehensive income (loss)	[1]	3,186	[2]	(256)	3,164
Dividends to shareholders	[1]	(1,524)		(1,436)	(1,078)
Share-based payments	[1]	84		57	58
Tax on share-based payments	[1]	(2)		(6)	12
Net buyback of own shares	[1]	(168)		(136)	(225)
Ending balance	[1]	9,911	[2]	8,335	£ 10,112
Equity Published [Member]
Statements [Line Items]
Beginning balance		8,335
Profit for the year		2,032
Other comprehensive income (loss) – before tax		1,615
Tax on other comprehensive income (loss)		(345)
Transferred to the income statement		277
Comprehensive income (loss)		3,579
Dividends to shareholders		(1,524)
Share-based payments		84
Tax on share-based payments		(2)
Net buyback of own shares		(168)
Ending balance		10,304		8,335
Retained Earnings Pension Adjustment [Member]
Statements [Line Items]
Beginning balance		0
Other comprehensive income (loss) – before tax		(476)
Tax on other comprehensive income (loss)		83
Comprehensive income (loss)		(393)
Ending balance		£ (393)		£ 0

[1]	Certain results have been restated to reflect the update to the calculation of our IAS19 accounting valuation of retirement benefit obligations. See Note1 to the condensed consoliated financial statements.
[2]	Certain results have been restated to reflect the update to the calculation of our IAS19 accounting valuation of retirement benefit obligations. See Note1 to the Condensed consoliated financial statements.